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Annuity Investors Variable Account B
P.O. Box 5423
Cincinnati, Ohio  45201-5423


Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:  Annuity Investors Variable Account B
              Rule 497(j) Certification for Post-Effective Amendment No. 7 to Registration Statement on Form N-4 for The Commodore Independence Variable Annuity Contracts
              File No. 333-51955 and 811-08017

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Annuity Investors Variable Account B (the "Registrant") hereby certifies that the form of the Prospectus and Statement of Additional Information dated May 1, 2004 for the Commodore Independence Variable Annuity Contracts that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 7 to the Registrant's Registration Statement (the "Amendment"). The Amendment is the most recent amendment to such Registration Statement and was filed electronically on April 30, 2004.

         Please address any questions or comments to Kevin L. Cooney at (513) 651-6712.

                                     Very truly yours,

                                     ANNUITY INVESTORS VARIABLE ACCOUNT B
                                              by
                                     ANNUITY INVESTORS LIFE INSURANCE COMPANY

                                              By:      /s/ John P. Gruber
                                                       -----------------------
                                              Name:    John P. Gruber, Esq.
                                              Title:   Vice President
                                              Date:    May 4, 2004